Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts Receivable

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
	(In thousands)
Accounts receivable	605,364	1,259,251	202,124
Allowance for doubtful accounts	(5,806)	(5,768)	(926)

	599,558	1,253,483	201,198

Movements in Allowance for Doubtful Accounts Balance

The movements in the allowance for doubtful accounts were as follows:

	2010	2011	2012	2012
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	9,015	2,223	5,806	932
Amounts (credited against) charged to costs and expenses	(6,792)	3,583	(38)	(6)

Balance as of December 31	2,223	5,806	5,768	926